Provisions, Contingent Assets and Contingent Liabilities - Summary of Changes in Civil, Labor and Other Risks Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Opening balance	R$ 19,819
Closing balance	19,592	R$ 19,819
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Opening balance	3,511	3,634
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(216)	(216)
Subtotal	3,295	3,418
Adjustment / Interest (Note 23)	221	191
Changes in the period reflected in income	820	889
Increase	1,176	1,179
Reversal	(356)	(290)
Payment	(1,244)	(1,203)
Subtotal	3,092	3,295
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	225	216
Closing balance	3,317	3,511
Current	1,266	1,254
Non-current	2,051	2,257
Labor [Member]
Disclosure of other provisions [line items]
Opening balance	8,015	8,579
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(950)	(980)
Subtotal	7,065	7,599
Adjustment / Interest (Note 23)	155	482
Changes in the period reflected in income	2,652	2,110
Increase	2,888	2,296
Reversal	(236)	(186)
Payment	(2,532)	(3,126)
Subtotal	7,340	7,065
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	879	950
Closing balance	8,219	8,015
Current	2,528	3,125
Non-current	5,691	4,890
Other [Member]
Disclosure of other provisions [line items]
Opening balance	1,483	976
Subtotal	1,483	976
Changes in the period reflected in income	85	547
Increase	119	550
Reversal	(34)	(3)
Payment	(10)	(40)
Subtotal	1,558	1,483
Closing balance	1,558	1,483
Current	1,558	1,483
Civil labor and other provisions [member]
Disclosure of other provisions [line items]
Opening balance	13,009	13,189
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(1,166)	(1,196)
Subtotal	11,843	11,993
Adjustment / Interest (Note 23)	376	673
Changes in the period reflected in income	3,557	3,546
Increase	4,183	4,025
Reversal	(626)	(479)
Payment	(3,786)	(4,369)
Subtotal	11,990	11,843
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	1,104	1,166
Closing balance	13,094	13,009
Current	5,352	5,862
Non-current	R$ 7,742	R$ 7,147